Contracted concessional assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,389,508	$ 8,549,181
Impairment loss on contracted concessional financial assets	0
Contracted Concessional Assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	843,909	843,291
Solana [Member]
Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets		42,700
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,373,619	10,475,828
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (1,984,111)	$ (1,926,647)